Sep. 29, 2026
GMO Multi-Asset Credit Fund | GMO Multi-Asset Credit Fund
Investment objective
Total return and capital preservation.
Fees and expenses
The table below describes the fees and expenses that you may bear for each class of shares if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment)
ETF Class
Management fee	0.55%1
Distribution and/or Service (12b-1) fees	0.00%
Other expenses	0.23%2
Acquired fund fees and expenses (underlying fund expenses)	0.37%3
Total annual fund operating expenses	1.15%
Expense reimbursement/waiver	(0.54%)1
Total annual fund operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	0.61%
1 Includes both management fee of 0.35% and class-specific service and supplemental support fee of 0.20% for ETF Class shares. Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to waive its fees with respect to and/or reimburse the Fund to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed 0.57% of the average daily net assets for ETF Class shares (the “Expense Cap”). Fees and expenses of the “non-interested” Trustees and legal counsel to the “non-interested” Trustees, investment-related costs (such as brokerage commissions, interest, and acquired fund fees and expenses), payments out of assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries, borrowing and borrowing-related costs (such as expenses incurred in establishing and maintaining a credit facility), taxes, litigation and indemnification expenses, judgments, and other extraordinary or non-recurring expenses not incurred in the ordinary course of the Fund’s business (collectively, “Excluded Expenses”), are excluded from the Expense Cap. GMO is permitted to recover from the Fund, on a class-by-class basis, expenses it has borne or reimbursed pursuant to the Expense Cap (whether through reduction of its fees or otherwise) to the extent that the Fund’s total annual fund operating expenses (excluding Excluded Expenses) later fall below that Expense Cap set forth above or any lower expense limit in effect when GMO seeks to recover the expenses. The Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. Any such recovery will not cause the Fund to exceed the Expense Cap set forth above or any lower expense limits as is in effect at the time GMO seeks to recover expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and service and supplemental support fees to the extent necessary to offset the management fees and service and supplemental support fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust and GMO-managed ETFs (“GMO Funds”). Management fees and service and supplemental support fees will not be waived below zero. These reimbursements and waivers will continue through at least September 30, 2027 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
2 Because ETF Class shares of the Fund are new, “Other expenses” are estimated amounts for the current fiscal year based on the expenses of Class R6 shares of the Fund.
3 Because ETF Class shares of the Fund are new, “Acquired fund fees and expenses” are estimated amounts for the current fiscal year based on the expenses of Class R6 shares of the Fund. Consists of approximately 036% in underlying fund fees and expenses and less than 0.01% in interest expense and borrowing costs for reverse repurchase agreements and/or margin on cleared swap contracts incurred by underlying funds.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you sell your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses with respect to ETF Class shares remain the same as those shown in the table. The one year amounts shown reflect the applicable expense reimbursements and waivers noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
ETF Class	$62	$312	$581	$1,349

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, for holders of Fund shares subject to U.S. taxes, higher income taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its initial fiscal period from May 21, 2025 through February 28, 2026, the Fund’s portfolio turnover rate (excluding short-term investments) was 42% of the average value of its portfolio securities. That portfolio turnover rate includes investments in U.S. Treasury Fund, which the Fund uses as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its initial fiscal period from May 21, 2025 through February 28, 2026, excluding transactions in U.S. Treasury Fund and other short-term investments, was 18% of the average value of its portfolio securities.

Principal investment strategies
GMO seeks to achieve the Fund’s investment objective by investing the Fund’s assets in the sectors within the fixed income market that GMO believes offer the most attractive risk-adjusted returns. GMO utilizes an investment process that incorporates a top-down and bottom-up research-driven framework that relies on both fundamental and quantitative techniques designed to take advantage of relative value opportunities within the fixed income markets. The Fund is a fund of funds and invests primarily in other funds managed by GMO whether now existing or created in the future (“underlying GMO Funds”), including GMO MAC Implementation Fund, GMO Emerging Country Debt Fund, GMO Emerging Markets Debt Total Return Fund, GMO High Yield Fund, GMO Opportunistic Income Fund, GMO Systematic Investment Grade Credit ETF and GMO Ultra-Short Income ETF.
In deciding how to allocate Fund assets across fixed income sectors, GMO uses various techniques to evaluate the relative attractiveness of particular markets utilizing a variety of inputs. GMO uses its quantitative forecasts of fixed income asset class returns as well as its proprietary risk modeling for corporate defaults, credit risk and interest rates as part of its top-down investment process. GMO also may consider the relative attractiveness of yield curve and duration positions across sectors of the fixed income market. In addition, GMO seeks to identify opportunities arising from unusual market conditions (such as markets with heightened volatility, significant market declines, or widespread asset price dislocations) not otherwise identified by its quantitative models and uses various portfolio construction techniques to manage risk. The models and techniques used by GMO take into account value criteria, quality factors (including ESG (environmental, social, and governance) criteria in some cases), momentum, and liquidity. The Fund may invest in any sector of the bond market and is not required to maintain a minimum or maximum allocation of investments in any one sector. The Fund may invest in bonds of any maturity, duration, and credit quality. GMO changes the Fund’s holdings of particular asset classes in response to changes in GMO’s investment outlook and its assessment of market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments. The factors GMO considers and investment methods GMO uses can change over time.
In pursuing its investment program, the Fund may invest in bonds denominated in various currencies, including non-U.S. and U.S. government bonds, agency bonds, leveraged loans and corporate bonds, asset-backed securities, emerging country sovereign and quasi-sovereign debt securities, investment grade bonds, below investment grade bonds (commonly referred to as “high yield” or “junk bonds,”), and inflation-indexed bonds.
The Fund also may invest in exchange-traded funds (ETFs) and exchange-traded and over-the-counter (OTC) derivatives, including futures contracts, currency options, forward currency contracts, repurchase agreements and reverse repurchase agreements, swap contracts (such as credit default swaps, swaps on securities and securities indices, total return swaps, interest rate swaps, currency swaps, cross currency basis swaps, commodity swaps, inflation swaps, municipal swaps, and other types of swaps), interest rate options, and other types of derivatives. In addition, the Fund may lend its portfolio securities. The Fund is not limited in its use of derivatives or in the total notional value of its derivative exposure. Leverage is not a principal component of the Fund’s investment strategy. However, because of its derivative positions, the Fund may at times have gross investment exposure in excess of its net assets (i.e., the Fund may be leveraged) and, therefore, may be subject to higher risk of loss during those times than if the Fund were not leveraged. The Fund’s performance can depend substantially on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.
GMO does not seek to maintain a specified interest rate duration for the Fund, and the Fund’s interest rate duration will change depending on the Fund’s investments and GMO’s assessment of different sectors of the bond market. The Fund’s interest rate duration may be positive or negative. The Fund may invest in securities of companies of any market capitalization.
Under normal circumstances, the Fund invests directly or indirectly (e.g., through underlying GMO Funds) at least 80% of its assets in credit-related investments (see “Name Policies”). The term “credit-related investments” includes (i) obligations of an issuer to make payments on future dates of principal, interest (whether fixed or variable) or both and (ii) synthetic debt instruments created by GMO by investing in derivatives (e.g., a futures contract, swap contract, currency forward, or option).
In seeking to achieve the Fund’s investment objective, GMO may invest a significant portion of the Fund’s net assets in cash and cash equivalents. The Fund may also invest in GMO U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.
The Fund’s ETF Class operates as an actively managed exchange-traded fund (“ETF”).

Performance
Because the Fund had not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Fund is not included.